Business combinations - Fair value of the identifiable assets and liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 01, 2022 EUR (€)	Jan. 04, 2022 EUR (€)	Jan. 04, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Assets
Right-of-use assets	€ 8,102	€ 8,420				€ 9,054
Link3D
Liabilities
Deferred tax liabilities				€ (2,270)
Acquisition price	€ 26,747				$ 26,747
Link3D | Brands and trademarks
Assets
Intangible assets				1,066
Link3D | Software
Assets
Intangible assets				6,892
Link3D | Carrying value at acquisition date
Assets
IT Furniture & Vehicles				21
Right-of-use assets				155
Deferred tax assets				2,149
Trade receivables				768
Other current assets				200
Cash & cash equivalents				1,135
Total Assets				4,428
Liabilities
Long-term borrowings & Leases				(2,258)
Short-term borrowings & Leases				(1,926)
Trade payables				(59)
Payroll related payables				(1,012)
Deferred revenue				1,286
Other current liabilities				(649)
Total Liabilities				(7,190)
Total identified assets and liabilities				(2,762)
Link3D | Fair value adjustments
Assets
Deferred tax assets				121
Total Assets				8,079
Liabilities
Deferred tax liabilities				(2,270)
Deferred revenue				449
Total Liabilities				(1,821)
Total identified assets and liabilities				6,258
Goodwill				23,251
Link3D | Fair value adjustments | Brands and trademarks
Assets
Intangible assets				1,066
Link3D | Fair value adjustments | Software
Assets
Intangible assets				6,892
Link3D | Fair value at acquisition date
Assets
IT Furniture & Vehicles				21
Right-of-use assets				155
Deferred tax assets				2,270
Trade receivables				768
Other current assets				200
Cash & cash equivalents				1,135
Total Assets				12,507
Liabilities
Long-term borrowings & Leases				(2,258)
Short-term borrowings & Leases				(1,926)
Deferred tax liabilities				(2,270)
Trade payables				(59)
Payroll related payables				(1,012)
Deferred revenue				837
Other current liabilities				(649)
Total Liabilities				(9,011)
Total identified assets and liabilities				3,496
Goodwill				23,251
Acquisition price				26,747
Link3D | Fair value at acquisition date | Brands and trademarks
Assets
Intangible assets				1,066
Link3D | Fair value at acquisition date | Software
Assets
Intangible assets				€ 6,892
Identify 3D
Liabilities
Deferred tax liabilities			€ (474)
Acquisition price			3,853
Identify 3D | Brands and trademarks
Assets
Intangible assets			174
Identify 3D | Software
Assets
Intangible assets			1,723
Identify 3D | Carrying value at acquisition date
Assets
Deferred tax assets			474
Cash & cash equivalents			172
Total Assets			646
Liabilities
Long-term borrowings & Leases			(100)
Trade payables			(44)
Payroll related payables			(512)
Total Liabilities			(656)
Total identified assets and liabilities			(10)
Identify 3D | Fair value adjustments
Assets
Total Assets			1,897
Liabilities
Deferred tax liabilities			(474)
Total Liabilities			(474)
Total identified assets and liabilities			1,423
Goodwill			2,439
Identify 3D | Fair value adjustments | Brands and trademarks
Assets
Intangible assets			174
Identify 3D | Fair value adjustments | Software
Assets
Intangible assets			1,723
Identify 3D | Fair value at acquisition date
Assets
Deferred tax assets			474
Cash & cash equivalents			172
Total Assets			2,543
Liabilities
Long-term borrowings & Leases			(100)
Deferred tax liabilities			(474)
Trade payables			(44)
Payroll related payables			(512)
Total Liabilities			(1,130)
Total identified assets and liabilities			1,413
Goodwill			2,439
Acquisition price			3,853
Identify 3D | Fair value at acquisition date | Brands and trademarks
Assets
Intangible assets			174
Identify 3D | Fair value at acquisition date | Software
Assets
Intangible assets			€ 1,723